Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	$ 5,404
Fair value assets, ending balance	5,380	$ 5,404
Fair value liabilities, beginning balance	1,699
Fair value liabilities, ending balance	1,648	1,699
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	143
Fair value assets, ending balance	134	143
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	506
Fair value assets, ending balance	582	506
Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	7
Fair value assets, ending balance	4	7
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, ending balance	32
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,544
Fair value assets, ending balance	2,863	2,544
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	851,054
Fair value assets, ending balance	931,102	851,054
Fair value liabilities, beginning balance	669,571
Fair value liabilities, ending balance	712,835	669,571
Recurring [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	4,183	3,634
Gains (losses) included in earnings	(195)	(328)
Gains (losses) included in OCI	68	100
Purchases (issuances)	885	953
Settlement (sales) and other	(1,182)	(382)
Transfers into Level 3	(171)	(224)
Transfers out of Level 3	445	430
Fair value assets, ending balance	4,033	4,183
Gains (losses) included in earnings for positions still held	(209)	8
Fair value liabilities, beginning balance	(478)	(383)
Gains (losses) included in earnings	(79)	(119)
Gains (losses) included in OCI	(2)
Purchases (issuances)	(674)	(583)
Settlement (sales) and other	156	165
Transfers into Level 3	(274)	(120)
Transfers out of Level 3	1,050	562
Fair value liabilities, ending balance	(301)	(478)
Gains (losses) included in earnings for positions still held	16	(40)
Recurring [member] | Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	680	644
Gains (losses) included in earnings	29
Gains (losses) included in OCI	55	48
Purchases (issuances)	32	6
Settlement (sales) and other	(51)	(20)
Transfers into Level 3		2
Fair value assets, ending balance	745	680
Gains (losses) included in earnings for positions still held	29
Recurring [member] | Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	31	29
Gains (losses) included in earnings	2
Gains (losses) included in OCI	(2)	2
Settlement (sales) and other	(2)
Fair value assets, ending balance	29	31
Gains (losses) included in earnings for positions still held	2
Recurring [member] | Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	143	149
Gains (losses) included in earnings	6
Gains (losses) included in OCI	9	11
Settlement (sales) and other	(24)	(17)
Fair value assets, ending balance	134	143
Gains (losses) included in earnings for positions still held	6
Recurring [member] | Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	506	466
Gains (losses) included in earnings	21
Gains (losses) included in OCI	48	35
Purchases (issuances)	32	6
Settlement (sales) and other	(25)	(3)
Transfers into Level 3		2
Fair value assets, ending balance	582	506
Gains (losses) included in earnings for positions still held	21
Recurring [member] | Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(493)	(662)
Gains (losses) included in earnings	(103)	46
Gains (losses) included in OCI	3	1
Purchases (issuances)	24	(47)
Settlement (sales) and other	(29)	145
Transfers into Level 3	(11)	30
Transfers out of Level 3	1	(6)
Fair value assets, ending balance	(608)	(493)
Gains (losses) included in earnings for positions still held	(116)	51
Recurring [member] | Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(51)	(49)
Gains (losses) included in earnings	(4)	(15)
Gains (losses) included in OCI	2	7
Purchases (issuances)	4	14
Settlement (sales) and other	(1)	3
Transfers into Level 3	100	3
Transfers out of Level 3	6	(14)
Fair value assets, ending balance	56	(51)
Gains (losses) included in earnings for positions still held	3	(9)
Recurring [member] | Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(303)	(438)
Gains (losses) included in earnings	5	(139)
Gains (losses) included in OCI	(1)	2
Purchases (issuances)	(127)	(106)
Settlement (sales) and other	19	8
Transfers into Level 3	(360)	(330)
Transfers out of Level 3	511	700
Fair value assets, ending balance	(256)	(303)
Gains (losses) included in earnings for positions still held	(35)	31
Recurring [member] | Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	18	3
Purchases (issuances)	(33)	(4)
Settlement (sales) and other	(64)	19
Fair value assets, ending balance	(79)	18
Recurring [member] | Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	7	11
Settlement (sales) and other	(3)	(4)
Fair value assets, ending balance	4	7
Recurring [member] | Level 3 [member] | Credit Derivatives [Member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Purchases (issuances)	2
Fair value assets, ending balance	2
Recurring [member] | Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,781	1,859
Gains (losses) included in earnings	66	(25)
Gains (losses) included in OCI		37
Purchases (issuances)	248	513
Settlement (sales) and other	(817)	(445)
Transfers into Level 3	10	70
Transfers out of Level 3	(14)	(228)
Fair value assets, ending balance	1,274	1,781
Gains (losses) included in earnings for positions still held	(3)	63
Recurring [member] | Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,544	2,266
Gains (losses) included in earnings	(188)	(195)
Gains (losses) included in OCI	9	5
Purchases (issuances)	735	577
Settlement (sales) and other	(236)	(88)
Transfers into Level 3	90	1
Transfers out of Level 3	(59)	(22)
Fair value assets, ending balance	2,895	2,544
Gains (losses) included in earnings for positions still held	(87)	(128)
Recurring [member] | Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Purchases (issuances)	3
Settlement (sales) and other	(3)
Transfers into Level 3	83
Transfers out of Level 3	(51)
Fair value assets, ending balance	32
Recurring [member] | Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,544	2,266
Gains (losses) included in earnings	(188)	(195)
Gains (losses) included in OCI	9	5
Purchases (issuances)	732	577
Settlement (sales) and other	(233)	(88)
Transfers into Level 3	7	1
Transfers out of Level 3	(8)	(22)
Fair value assets, ending balance	2,863	2,544
Gains (losses) included in earnings for positions still held	(87)	(128)
Recurring [member] | Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(478)	(383)
Gains (losses) included in earnings	(79)	(119)
Gains (losses) included in OCI	(2)
Purchases (issuances)	(674)	(583)
Settlement (sales) and other	156	165
Transfers into Level 3	(274)	(120)
Transfers out of Level 3	1,050	562
Fair value liabilities, ending balance	(301)	(478)
Gains (losses) included in earnings for positions still held	$ 16	$ (40)